SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2024
	Property, plant and equipment	Exploration and evaluation
Congo	$852,907	$15,931,144
Canada	$96,523	-
	$949,430	$15,931,144

December 31, 2023
	Property, plant and equipment	Exploration and evaluation	Exploration and evaluation Asset Held for Sale - Ngayu
Congo	$1,042,395	$11,562,701	$10,000,000
Canada	$179,517	-	-
	$1,221,912	$11,562,701	$10,000,000